Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Impact of Adoption IFRS 15 on Statements of Comprehensive Income (Detail)
$ in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Operating revenues:
Revenues services	$ 863,647,642	$ 43,878	$ 878,411,323	$ 831,885,365
Operating revenues	1,038,207,681	52,747	1,021,633,535	975,412,488
Operating costs and expenses:
Cost of sales and services	508,822,430	25,851	496,335,746	485,060,579
Depreciation and amortization	155,712,580	7,911	160,174,942	148,525,921
Operating costs and expenses	898,650,510	45,657	921,490,232	865,802,178
Operating income	139,557,171	7,090	100,143,303	109,610,310
Equity interest in net result of associated companies	267		91,385	189,950
Income tax	(46,477,079)	(2,361)	(24,941,511)	(11,398,856)
Non-controlling interests	1,950,626	100	2,829,412	3,429,312
Net profit for the year	54,516,823	$ 2,770	32,155,333	12,078,739
IFRS 15 [member]
Operating revenues:
Revenues services	863,647,642
Sales of equipment	174,560,039
Operating revenues	1,038,207,681
Operating costs and expenses:
Cost of sales and services	508,822,430
Commercial, administrative and general and other expenses	234,115,500
Depreciation and amortization	155,712,580
Operating costs and expenses	898,650,510
Operating income	139,557,171
Financial items, net	38,563,536
Equity interest in net result of associated companies	267
Income tax	46,477,079
Non-controlling interests	(1,950,626)
Net profit for the year	52,566,197
Previous IFRS [member]
Operating revenues:
Revenues services	881,530,167		$ 878,411,323	$ 831,885,365
Sales of equipment	158,721,765
Operating revenues	1,040,251,932
Operating costs and expenses:
Cost of sales and services	509,100,174
Commercial, administrative and general and other expenses	240,010,631
Depreciation and amortization	155,712,580
Operating costs and expenses	904,823,385
Operating income	135,428,547
Financial items, net	38,356,359
Equity interest in net result of associated companies	267
Income tax	45,496,698
Non-controlling interests	(1,950,626)
Net profit for the year	49,625,131
Increase/(decrease) [member]
Operating revenues:
Revenues services	(17,882,525)
Sales of equipment	15,838,274
Operating revenues	(2,044,251)
Operating costs and expenses:
Cost of sales and services	(277,744)
Commercial, administrative and general and other expenses	(5,895,131)
Operating costs and expenses	(6,172,875)
Operating income	4,128,624
Financial items, net	207,177
Income tax	980,381
Net profit for the year	$ 2,941,066